Earnings Per Share	12 Months Ended
Mar. 31, 2018
(Loss)/Earnings per share (cents)
Earnings Per Share (EPS)
12	EARNINGS PER SHARE (EPS)

	2018		2017		2016
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in thousands, except number of shares and earnings per share)
(Loss)/earnings
Earnings attributable to the equity holders of the parent	$(22,575)	(22,575)	$3,805	$3,805	$3,797	$3,797
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking	—	(475)	—	(673)	—	(732)
Adjusted earnings attributable to equity holders of the parent	$(22,575)	(23,050)	$3,805	$3,132	$3,797	$3,065
Number of shares
Weighted average number of shares	62,151,155	62,151,155	59,410,292	59,410,292	57,731,839	57,731,839
Potential dilutive effect related to share based compensation scheme	—	1,331,211	—	1,532,839	—	1,304,185
Adjusted weighted average number of shares	62,151,155	63,482,366	59,410,292	60,943,131	57,731,839	59,036,024
(Loss)/earnings per share
(Loss)/earnings attributable to the equity holders of the parent per share (cents)	(36.3)	(36.3)	6.4	5.1	6.6	5.2

The above table does not split the earnings per share separately for the ‘A’ ordinary 30p shares and the ‘B’ ordinary 30p shares as there is no variation in their entitlement to participate in undistributed earnings. All share and per share data provided herein gives effect to the three-for-one stock split conversion that occurred in November 2013, retrospectively.

The Company excludes options with exercise prices that are greater than the average market price from the calculation of diluted EPS because their effect would be anti-dilutive. In the year ended March 31, 2018, 1,025,000 shares were not included in diluted earnings per share (2017: 1,370,625, 2016: 602,500). Further, the Company have excluded convertible notes 12,399,780 shares because their effect was anti-dilutive.